Leasing Activity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2019	$ 499,382
2020	449,258
2021	381,385
2022	313,556
2023	244,783
Thereafter	1,059,713
Total	$ 2,948,077